Average Annual Total Returns{- Fidelity® SAI International Index Fund} - 10.31 Fidelity SAI International Index Fund PRO-09 - Fidelity® SAI International Index Fund	Fidelity SAI International Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI International Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI International Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI International Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI International Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI International Index Fund-Default After Taxes on Distributions and Sales Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	8.16%	7.99%	[1]	7.81%	7.53%	[1]	5.31%	6.36%	[1]	8.02%	8.32%	[1]

[1]	(a)From January 5, 2016